Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Excess Presumptive Income Over Net Income

The movement of Almacenes Éxito S.A’s. excess presumptive income over net income during the reporting period is shown below:

Balance at December 31, 2022	211,190
Offsetting of presumptive income against net income for the period	(149,775)
Balance at December 31, 2023	61,415
Offsetting of presumptive income against net income from the prior period	(600)
Offsetting of presumptive income against net income for the period	(60,815)
Balance at December 31, 2024	-

Schedule of Tax Losses

The movement of tax losses at Almacenes Éxito S.A. during the reporting year is shown below:

Balance at December 31, 2022	740,337
Adjustment to tax losses from prior periods	-
Balance at December 31, 2023	740,337
Tax losses generated during the period	(35,980)
Balance at December 31, 2024	704,357
Movement of tax losses for Colombian subsidiaries for the reporting periods is shown below
Balance at December 31, 2022	33,562
Marketplace Internacional Éxito y Servicios S.A.S	105
Transacciones Energéticas S.A.S. E.S.P. (i)	126
Depósitos y Soluciones Logísticas S.A.S.	(24)
Balance at December 31, 2023	33,769
Marketplace Internacional Éxito y Servicios S.A.S (i)	364
Transacciones Energéticas S.A.S. E.S.P.	(1,446)
Transacciones Energéticas S.A.S. E.S.P. (ii)	(31)
Balance at December 31, 2024	32,656

(i)	No deferred tax has been calculated for these tax losses because of the uncertainty on the recoverability with future taxable income.

(ii)	It corresponds to the adjustment of tax losses from previous periods.

Schedule of Current tax Assets and Liabilities

The balances of current tax assets and liabilities recognized in the statement of financial position are:

	As at December 31,
	2024	2023
Income tax credit receivable by Almacenes Éxito S.A. and its Colombian subsidiaries	250,872	267,236
Tax discounts applied by Almacenes Éxito S.A. and its Colombian subsidiaries	151,893	137,000
Current income tax assets of subsidiary Onper Investment 2015 S.L.	41,388	10,715
Tax discounts of Éxito from taxes paid abroad	5,562	17,258
Advance income tax payments from Colombian subsidiaries	2,611	-
Current income tax assets of subsidiary Spice Investments Mercosur S.A.	3	-
Total income tax asset	452,329	432,209
Industry and trade tax advances and withholdings of Almacenes Éxito S.A. and its Colombian subsidiaries	78,567	71,450
Other current tax assets of subsidiary Spice Investment Mercosur S.A.	22,982	20,339
Other current tax assets of subsidiary Onper Investment 2015 S.L.	38	29
Total asset for other taxes	101,587	91,818
Total current tax assets	553,916	524,027

Current tax liabilities

	As at December 31,
	2024	2023
Current income tax liabilities of subsidiary Spice Investments Mercosur S.A.	-	47
Total income tax liability	-	47
Industry and trade tax payable of Almacenes Éxito S.A. and its Colombian subsidiaries	105,467	98,391
Tax on real estate of Almacenes Éxito S.A. and its Colombian subsidiaries	7,832	3,621
Taxes of subsidiary Onper Investment 2015 S.L. other than income tax	5,558	4,979
Taxes of subsidiary Spice Investments Mercosur S.A. other than income tax	353	293
Total liability for other taxes	119,210	107,284
Total current tax liabilities	119,210	107,331

Schedule of Effective Tax Rate
	As at December 31,
	2024	2023	2022
Profit before income tax	292,908	354,072	574,940
Plus
IFRS adjustments with no tax impact (1)	203,591	164,226	314,701
Non-deductible expenses	58,427	31,616	40,901
Others (2)	24,875	21,548	28,276
Reimbursement of fixed assets depreciation for income - producing upon sales of assets	-	2,012	641
Minus
Effect of the accounting results of foreign subsidiaries	(191,018)	(221,871)	(211,735)
Non-taxable dividends received from subsidiaries	(68,456)	(12,620)	(3,710)
Others (2)	(11,667)	(41,512)	(106,639)
Additional 30% deduction for apprentice salaries (voluntary)	(227)	(258)	(258)
Net income	308,433	297,213	637,117
Exempt income	(90,910)	(65,090)	(217,545)
Net income before compensations	217,523	232,123	419,572
Compensations	(98,241)	(149,799)	(135,616)
Total Net income after compensations	119,282	82,324	283,956
Net (loss) of some Colombian subsidiaries	(364)	(231)	(163)
Taxable income of the parent company and some Colombian subsidiaries	119,646	82,555	284,119
Taxable net income	119,646	82,555	284,119
Income tax rate	35%	35%	35%
Subtotal (expense) current income tax	(41,876)	(28,894)	(99,442)
(Expense) occasional income tax	(70)	(389)	(15)
Tax credits	3,945	2,226	16,887
Total (expense) current and occasional income tax	(38,001)	(27,057)	(82,570)
Adjustment with respect to current income tax from previous years (c)	(1,777)	311	(9,164)
(Expense) taxes paid abroad	(1,101)	(2,677)	(15,228)
Minor adjustments	(6)	-	-
Unused ICA tax discount	-	-	(5,292)
Total (income and complementary tax expense) of the parent company and some Colombian subsidiaries	(40,885)	(29,423)	(112,254)
Total (current tax expense) of foreign subsidiaries	(66,317)	(76,686)	(80,015)
Total (income and complementary tax expense), current	(107,202)	(106,109)	(192,269)

(1)	The IFRS adjustments with no tax impact correspond to:

	As at December 31,
	2024	2023	2022
Other accounting expenses with no tax impact (*)	466,302	421,408	349,234
Higher accounting depreciation over fiscal depreciation, net	168,103	209,793	-
Accounting provisions	125,842	90,668	34,402
Non-taxable dividends from subsidiaries	84,034	77,710	221,255
Net exchange differences	81,884	(53,190)	60,600
Taxable actuarial calculation	1,202	569	918
Taxable leases	(282,896)	(254,854)	(224,645)
Results under the equity method, net	(189,726)	(247,332)	(134,235)
Non-accounting fiscal costs, net	(84,944)	3,889	(35,510)
Recovery of provisions	(75,760)	(30,299)	(16,726)
Excess of fiscal personnel expenses over accounting expenses	(75,417)	(21,727)	40,005
Higher fiscal depreciation over accounting depreciation	(7,027)	(7,459)	(53,410)
Other non-taxable accounting (income) expenses, net	(8,006)	(24,924)	72,824
Non-deductible taxes	-	(26)	(11)
Total	203,591	164,226	314,701

(*)	It corresponds to the differences associated with the tax treatment of leases under IFRS 16
(2)	The concept of others corresponds to:

Schedule of Concept of Others Corresponds	The concept of others corresponds to:
	As at December 31,
	2024	2023	2022
Tax on financial transactions	9,850	8,742	8,752
Special deduction for donations to food banks and others	8,583	7,070	7,309
Accounting provision and write-offs of receivables	2,136	(1,993)	3,257
Fines, sanctions, and lawsuits	2,006	2,235	4,121
ICA tax deduction paid after the income tax filing	1,199	(162)	(558)
Taxes assumed and valuation	779	4,161	5,141
Taxable income - recovery of depreciation on sold fixed assets	322	1,495	254
Total	24,875	21,548	28,276

Profit from the sale of fixed assets declared as occasional income	(4,934)	(21,785)	(79,248)
Deduction for hiring personnel with disabilities	(3,577)	(2,599)	(2,485)
Recovery of costs and expenses	(2,596)	(16,772)	(20,098)
Non-deductible taxes	(560)	(356)	(269)
Tax deduction of commercial credit in addition to the accounting	-	-	(4,539)
Total	(11,667)	(41,512)	(106,639)

Schedule of Reconciliation of Average Effective Tax Rate

The reconciliation of average effective tax rate to applicable tax rate is shown below:

	Year ended December 31,
	2024	Rate	2023	Rate	2022	Rate
Profit before income tax from continuing operations	292,908		354,072		574,940
Tax (expense) at enacted tax rate in Colombia	(102,518)	(35)%	(123,925)	(35)%	(201,229)	(35)%
Equity method in joint venture domestic operations	(25,154)		(40,046)		(12,152)
Non-deductible/ nontaxable foreign operation	(12,087)		15,449		(55,852)
Adjustment to current taxes from prior periods	(1,777)		311		(9,164)
Non-deductible / nontaxable domestic operation	13,075		37,914		(27,410)
Tax rates differences from foreign operations	24,492		33,547		22,362
Accounting effects of NCI domestic operations without tax impact	48,304		32,138		31,991
Tax impact of readjustment to carry forward losses	-		-		727
Changes in tax rates	-		-		(78,382)
Unrecognition deferred tax from prior periods	-		(1,286)		3,407
Total income tax expense	(55,665)	(19)%	(45,898)	(13)%	(325,702)	(57)%

Schedule of Income Tax Expense Recognized in the Statement of Profit or Loss

The components of the income tax expense recognized in the statement of profit or loss were:

	Year ended December 31,
	2024	2023	2022
Deferred tax gain (Note 24.6)	51,537	60,211	(55,051)
Current income tax (expense)	(105,355)	(106,031)	(183,090)
Adjustment in respect of current income tax of prior periods	(1,777)	311	(9,164)
(Expense) Occasional income tax	(70)	(389)	(15)
Changes in tax rates	-	-	(78,382)
Total income tax (expense)	(55,665)	(45,898)	(325,702)

Schedule of Deferred Tax Assets and Liabilities

The breakdown of deferred tax assets and liabilities for the three jurisdictions in which Éxito Group operates are grouped as follows:

	As at December 31,
	2024		2023
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Colombia	156,927	-	113,373	-
Uruguay	96,158	-	84,319	-
Argentina	-	(304,235)	-	(156,098)
Total	253,085	(304,235)	197,692	(156,098)

Schedule of Deferred Tax
	As at December 31,
	2024		2023
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Tax losses	246,525	-	259,118	-
Tax credits	60,098	-	61,449	-
Other provisions	16,735	-	9,926	-
Inventories	13,082	-
Employee benefits provisions	9,812	-
Excess presumptive income	-	-	21,495	-
Investment property	-	(169,051)	-	(120,144)
Goodwill	-	(217,715)	-	(217,687)
Property, plant, and equipment	214,759	(268,924)	93,660	(221,364)
Leases	633,397	(531,670)	634,180	(545,661)
Other	43,645	(101,843)	100,045	(33,423)
Total	1,238,053	(1,289,203)	1,179,873	(1,138,279)

Statement of Profit or Loss and the Statement of Comprehensive Income

The reconciliation of the movement of net deferred tax to the statement of profit or loss and the statement of comprehensive income is shown below:

	As at December 31,
	2024	2023	2022
Profit from deferred tax recognized in income	51,194	53,744	26,348
Deferred tax income on occasional gains	343	6,467	(81,399)
Effect of the translation of the deferred tax recognized in other comprehensive income (1)	(141,016)	107,547	(30,731)
Adjustment related current income tax previous periods	(1,777)	311	(9,164)
(Expense) income from derivative financial instruments designated as hedging instruments and others (Other comprehensive income)	(1,188)	7,139	(2,420)
(Expense) income from measurements of defined benefit plans (Other comprehensive income)	(300)	1,510	(925)
Income from hedging net investments in foreign businesses	-	-	3,139
Changes in tax rates	-	-	(78,382)
Total movement of net deferred tax	(92,744)	176,718	(173,534)

(1)	Such effect resulting from the translation at the closing rate of deferred tax assets and liabilities of foreign subsidiaries is included in the line item “Exchange difference from translation” in Other comprehensive income (Note 27).